Document And Entity Information - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Jun. 29, 2017	Sep. 30, 2016
Document Information [Line Items]
Entity Registrant Name	FRIEDMAN INDUSTRIES INC
Entity Central Index Key	0000039092
Trading Symbol	frd
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		7,009,444
Entity Public Float			$ 36,313
Document Type	10-K
Document Period End Date	Mar. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false